Note 18 - Financial Instruments- Changes in Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Closing balance	$ 3,216	$ 2,599
Closing balance	3,222	3,216
Warrant [Member]
Change in fair value of derivative instruments	641	$ 617
Adjustment for cashless exercise of warrants, included in Additional paid-in capital line item of consolidated balance sheets	$ (635)